Share Option Plan (Share-based Compensation of the Company, Share Options Activity) (Details) (The Company [Member], Stock Options [Member], USD $)
In Thousands, except Share data, unless otherwise specified
	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2010
The Company [Member] | Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding, Outstanding, Beginning balance	22,102,109		22,360,088		23,211,228
Options Outstanding, Granted	3,000,000		7,732,000		7,513,439
Options Outstanding, Exercised	(377,712)		(149,884)		(650,100)
Options Outstanding, Forfeited	(5,447,669)		(7,840,095)		(7,714,478)
Options Outstanding, Expired	0		0		0
Options Outstanding, Outstanding, Ending balance	19,276,728		22,102,109		22,360,088	23,211,228
Options Outstanding, Vested and expected to vest	19,101,381		18,678,050		21,891,028
Options Outstanding, Vested and exercisable	9,831,763		8,989,861		7,568,229
Weighted Average Exercise Price, Outstanding, Beginning balance	$ 2.2	[1]	$ 3.2		$ 3.2
Weighted Average Exercise Price, Granted	$ 1.7	[1]	$ 1.9		$ 3.0
Weighted Average Exercise Price, Exercised	$ 1.7	[1]	$ 0.6		$ 2.3
Weighted Average Exercise Price, Forfeited	$ 2.0	[1]	$ 2.6	[1]	$ 3.1
Weighted Average Exercise Price, Expired	$ 0.0		$ 0.0		$ 0.0
Weighted Average Exercise Price, Outstanding, Ending balance	$ 2.1	[1]	$ 2.2	[1]	$ 3.2	$ 3.2
Weighted Average Exercise Price, Vested and expected to vest	$ 2.1	[1]	$ 2.3	[1]	$ 3.2
Weighted Average Exercise Price, Vested and exercisable	$ 2.3	[1]	$ 2.8	[1]	$ 3.1
Weighted Average Remaining Contractual Life, Outstanding, Beginning balance	7 years 1 month 6 days		7 years 10 months 2 days		7 years 10 months 24 days	8 years 4 months 2 days
Weighted Average Remaining Contractual Life, Outstanding, Ending balance	7 years 1 month 6 days		7 years 10 months 2 days		7 years 10 months 24 days	8 years 4 months 2 days
Weighted Average Remaining Contractual Life, Vested and expected to vest	7 years 1 month 2 days		7 years 2 months 26 days		2 years 10 months 17 days
Weighted Average Remaining Contractual Life, Vested and exercisable	5 years 7 months 17 days		6 years 5 months 16 days		7 years 1 month 17 days
Aggregate Intrinsic Value, Outstanding, Beginning balance	$ 46		$ 300		$ 2,225
Aggregate Intrinsic Value, Outstanding, Ending balance	7,516		46		300	2,225
Aggregate Intrinsic Value, Vested and expected to vest	7,442		46		273
Aggregate Intrinsic Value, Vested and exercisable	$ 2,996		$ 8		$ 31

[1]	Includes the impact of stock option exercise price modification in September 2012 previously discussed.